Segments and geographic information	12 Months Ended
Dec. 31, 2013
Segments and geographic information [Abstract]
Segments and geographic information
26.	SEGMENT AND GEOGRAPHIC INFORMATION

The Group's chief operating decision maker has been identified as the Chief Executive Officer ("CEO"), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has one operating segment. The Group's revenue and net income are substantially derived from internet service which mainly includes online advertising and internet value-added services. The table below is only presented at the revenue level with no allocations of direct or indirect costs. The Group mainly operates in the PRC and majority of the Group's long-lived assets are located and services are provided in the PRC.

Components of revenues are presented in the following table:

	For the year ended December 31,
	2011	2012	2013

Internet services
Online advertising	$123,048	$221,488	$417,133
Internet value-added services	43,567	103,316	252,684
Other services	346	4,078	1,271
Sales of third party anti-virus software	890	150	-

Total	$167,851	$329,032	$671,088